Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2020
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities
17.	LONG-TERM EMPLOYEE BENEFIT LIABILITIES
Long-term employee benefit liabilities consist of:

	2020	2019

Defined benefit pension plans and other [a]	$216	$203
Termination and long-term service arrangements [b]	468	437
Retirement medical benefits plans [c]	29	27
Other long-term employee benefits	16	10

Long-term employee benefit obligations	$729	$677

[a]	Defined benefit pension plans
The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.
The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2020	2019

Projected benefit obligation
Discount rate	2.1%	2.5%
Rate of compensation increase	2.4%	2.6%

Net periodic benefit cost
Discount rate	2.8%	3.2%
Rate of compensation increase	2.4%	2.6%
Expected return on plan assets	4.6%	4.9%

Information about the Company’s defined benefit pension plans is as follows:

	2020	2019

Projected benefit obligation
Beginning of year	$659	$633
Current service cost	10	11
Interest cost	17	20
Actuarial losses and changes in actuarial assumptions	43	79
Benefits paid	(23)	(21)
Divestiture	—	(68)
Foreign exchange	25	5

End of year	731	659

Plan assets at fair value [i]
Beginning of year	478	406
Return on plan assets	42	78
Employer contributions	9	11
Benefits paid	(18)	(17)
Divestiture	—	(10)
Foreign exchange	6	10

End of year	517	478

Ending funded status – Plan deficit	$214	$181

Amounts recorded in the consolidated balance sheet
Non-current asset [note 12]	$(4)	$(23)
Current liability	2	1
Non-current liability	216	203

Net amount	$214	$181

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(158)	$(141)

Net periodic benefit cost
Current service cost	$10	$11
Interest cost	17	20
Return on plan assets	(21)	(19)
Actuarial losses	5	4

Net periodic benefit cost	$11	$16

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2020 and the target allocation for 2021 is as follows:

	2021	2020

Fixed income securities	55-75%	58%
Equity securities	25-45%	37%
Cash and cash equivalents	0-10%	5%

	100%	100%

Substantially all of the plan assets’ fair value has been determined using significant observable inputs [level 2] from indirect market prices on regulated financial exchanges.
The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

[b]	Termination and long-term service arrangements
Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long-term service benefit obligations and net periodic benefit cost are as follows:

	2020	2019

Discount rate	2.1%	2.1%
Rate of compensation increase	3.1%	3.1%

Information about the Company’s termination and long-term service arrangements is as follows:

	2020	2019

Projected benefit obligation
Beginning of year	$446	$394
Current service cost	32	29
Interest cost	8	10
Actuarial (gains) losses and changes in actuarial assumptions	(13)	39
Benefits paid	(27)	(19)
Divestiture	—	(3)
Foreign exchange	32	(4)

Ending funded status – Plan deficit	$478	$446

Amounts recorded in the consolidated balance sheet
Current liability	$10	$9
Non-current liability	468	437

Net amount	$478	$446

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(106)	$(124)

Net periodic benefit cost
Current service cost	$32	$29
Interest cost	8	10
Actuarial losses	6	4

Net periodic benefit cost	$46	$43

[c]	Retirement medical benefits plans
The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.
In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 no longer participate in the plan.
The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2020	2019

Retirement medical benefit obligations	2.4%	3.1%
Net periodic benefit cost	3.1%	4.0%
Health care cost inflation	6.6%	6.8%
Information about the Company’s retirement medical benefits plans are as follows:

	2020	2019

Projected benefit obligation
Beginning of year	$29	$29
Interest cost	1	1
Actuarial losses and changes in actuarial assumptions	1	—
Benefits paid	(1)	(1)

Ending funded status – Plan deficit	$30	$29

Amounts recorded in the consolidated balance sheet
Current liability	$1	$2
Non-current liability	29	27

Net amount	$30	$29

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial gains	6	11

Total accumulated other comprehensive income	$6	$11

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—

[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2021	$13	$10	$1	$24

Expected benefit payments:
2021	$24	$10	$1	$35
2022	25	11	1	37
2023	25	13	1	39
2024	26	15	2	43
2025	27	21	2	50
Thereafter	151	124	8	283

	$278	$194	$15	$487